Note 28 Retained earnings, revaluation reserves and other reserves breakdown by company or corporate group (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		€ 46,778	€ 42,734	€ 38,488
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(228)	(227)	(237)
Total retained earnings revaluation reserves and other reserves breakdown by company		46,550	42,507	38,251
Holding company [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		19,311	18,157	15,672
BBVA Bancomer group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		19,235	17,209	15,705
Garanti BBVA group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		6,291	6,065	5,857
BBVA Banco Provincial group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,803	1,774	1,758
BBVA Colombia group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,655	1,639	1,573
BBVA Argentine group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,427	1,315	1,474
BBVA Peru group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,356	1,245	1,158
Forum Chile Group
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		672	663	652
BBVA Uruguay Group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		215	166	139
Corporacion General Financiera SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		494	410	368
BBV America SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		474	469	374
BBVA Leasing Mexico, S.A. DE CV
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		252	221	181
Bilbao Vizcaya Holding SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		140	205	198
BBVA Tecnology América S.A.
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		105	83	66
BBVA Technology América, S.A.
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		109	92	87
Anida Operaciones Singulares SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(5,509)	(5,524)	(5,497)
Tree Inversiones Inmobiliarias, S.A.
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(231)	(288)	(357)
Other Real State Spanish Companies
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves	[1]	(1,063)	(1,152)	(1,164)
Other retained earnings losses and revaluation reserves [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		41	(14)	243
ATOM Bank PLC [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(167)	(169)	(181)
Metrovacesa SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(120)	(84)	(84)
Other reserves or accumulated losses of investments in joint ventures and associates [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		€ 59	€ 26	€ 28

[1]	(1) Includes balances corresponding to Sociedades inmobiliarias CX, Anida Grupo Inmobiliario and Sociedades inmobiliarias Unnim.